Other (Income) Expense (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Other (Income) Expense

		Years Ended December 31

(in thousands)	Note	2019	2018

Interest income		$(816)	$(750)

Dividends received from equity investments designated as FVTOCI ¹ relating to investments held at the end of the reporting period	16	-	(78)

Dividends received from equity investments designated as FVTOCI ¹ relating to investments disposed of during the period	16	(59)	-

Guarantee fees - Primero Revolving Credit Facility		-	(858)

Fees for contract amendments and reconciliations		-	(248)

Share of losses of associate	14	164	432

Impairment loss - investment in associate	14	1,649	-

Foreign exchange loss (gain)		1,028	(144)

Gain on disposal of mineral royalty interest	13	(2,929)	-

Interest and penalties related to CRA Settlement 2	24	(225)	4,317

Net (gain) loss arising on financial assets mandatorily measured at FVTPL ³

(Gain) loss on fair value adjustment of share purchase warrants held	16	16	124

(Gain) loss on fair value adjustment of convertible notes receivable	15	1,043	2,878

Other		(145)	153

Total other (income) expense		$(274)	$5,826
1)  FVTOCI refers to Fair Value Through Other Comprehensive Income.
2)  Please see Note 24 for more information.
3)  FVTPL refers to Fair Value Through Profit or Loss.